Description of Plan (Details) - EBP 001 - USD ($)		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Automatic, deferral rate		3.00%
Employer contribution maximum percentage		66.67%
Employer contribution, participant compensation matched, percentage		6.00%
Maximum annual contribution to eligible compensation, amount		$ 6,000
Employer aggregate contributions		112,700,000	$ 113,000,000.0
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Automatic enrollment, period (in days)		45 days
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%	100.00%
Employer contribution vesting service period (in years)	5 years	3 years
Forfeitures during period			9,600,000	$ 8,800,000
Decrease from employer contribution			8,400,000	8,500,000
Forfeited balance			$ 2,400,000	$ 1,200,000
Annual vesting percent	20.00%	33.33%
Minimum
EBP, Description of Plan [Line Items]
Interest rate, percent			5.25%
Maximum annual compensation to total compensation, percentage		1.00%
Maximum
EBP, Description of Plan [Line Items]
Interest rate, percent			10.50%
Maximum annual compensation to total compensation, percentage		75.00%